Stock Option Plan and Stock-Based Compensation - Schedule of Fair Values of Options Granted Using Black-Scholes Valuation Model Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.16%	4.16%
Expected life of the options	6 years 25 days	5 years 5 months 19 days
Dividend rate	0.00%	0.00%
Volatility	64.16%	54.51%
Fair value per share of common stock	$ 16.8	$ 12.6